Average Annual Total Returns - Invesco SP 500 High Dividend Low Volatility ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P 500® Low Volatility High Dividend Index (reflects no deduction for fees, expenses or taxes) 1 Year		S&P 500® Low Volatility High Dividend Index (reflects no deduction for fees, expenses or taxes) 5 Years		S&P 500® Low Volatility High Dividend Index (reflects no deduction for fees, expenses or taxes) Since Inception		S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Oct. 18, 2012	20.32%	10.22%	12.01%	18.96%	9.16%	10.97%	12.64%	7.90%	9.53%	20.76%	[1]	10.58%	[1]	12.37%	[1]	31.49%	11.70%	14.03%

[1]	The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.